Description of business (Details) - Reservoir Holdings Inc And Subsidiaries	Mar. 16, 2020	Apr. 27, 2007 item segment	Mar. 31, 2021 USD ($)	Apr. 23, 2019
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio	1
Number of operating segments | segment		2
PPP Loan
Subsidiary, Sale of Stock [Line Items]
Borrowed amount | $			$ 616,847
Minimum | Music Publishing
Subsidiary, Sale of Stock [Line Items]
Number of ownership or control rights in musical composition		130,000
Minimum | Recorded Music
Subsidiary, Sale of Stock [Line Items]
Number of ownership rights in sound recordings		26,000
RMM
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest				100.00%
Shareholder
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest				100.00%